OID NOTES PAYABLE AND PROMISSORY NOTE PAYABLE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Principal	$ 1,510,000	$ 1,135,000	$ 375,000
Less Unamortized Original Issue Discount	(93,940)	(69,244)	(68,648)
Total	$ 1,416,060	$ 1,065,756	$ 306,352